Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits and Other Receivables [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2024	2023
	US$	US$
Consideration receivable on disposal of subsidiaries to independent third parties	-	10,000
Receivables from former subsidiaries	18,125	—
Prepayments	3,475	2,661
Deposits	195	337
Other receivables	2,052	3,939
Less: impairment loss provided under expected credit loss model	(501)	(501)
	23,346	16,436

The expected credit loss was assessed with reference to the credit status of the debtors, and the expected credit loss as of December 31, 2023 and 2024 are US$501 and US$501, respectively.

None of the above assets is past due or credit-impaired. The consideration receivables on disposal of investments and subsidiaries and receivables from former subsidiaries are subsequently fully settled as of the date of these financial statements. The other financial assets included in the above balances relate to receivables for which there was no recent history of default.